Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator IBD(R) 50 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Innovator IBD® 50 Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-02
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this prospectus, there is no portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are estimated because the Fund did not have an operating history prior to the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in companies included in the IBD® 50 Index.  The Fund will generally hold all of the companies included in the IBD® 50 Index other than during periods when the Fund is rebalanced due to changes in the constitution of the IBD® 50 Index.  The Fund, however, will not invest in the IBD® 50 Index companies in the same proportion as reflected in the Index.  The Fund is actively managed.  It is not an index fund.  As a result, its performance will deviate from the IBD® 50 Index

The IBD® 50 Index is a computer-generated stock index published by Investor’s Business Daily® (“IBD®”).  IBD® uses proprietary fundamental and technical ratings to compile what IBD® considers the 50 leading growth companies that trade on U.S. securities markets.  Companies included in the IBD® 50 Index must meet minimum earnings, sales, profit margin, volume and technical requirements.  Companies meeting these requirements are included in the IBD® 50 Index on a price-weighted basis.  This means that stocks with higher prices receive a greater weight in the Index.  The IBD® 50 Index is rebalanced on the last day of each trading week after the U.S. stock market closes and is published by IBD® on its website, www.investors.com, and in its Monday print edition.

Unlike the IBD® 50 Index’s price-weighted basis, the Fund will invest in the companies included in the Index on a conviction basis.  This means that the Fund’s portfolio manager will overweight the higher ranked companies in the IBD® 50 Index and underweight the lower ranked companies.  The Fund’s portfolio manager anticipates that these higher ranked companies may each represent as much as approximately 3.5% of the portfolio at the time of investment while the lower ranked companies may each represent as little as approximately 0.5% of the portfolio at the time of investment.

Under normal circumstances, the Fund will invest in a portfolio of U.S.-listed, exchange-traded equities.  Typically, the Fund will hold common stocks.  It will invest primarily in U.S. equity securities but may, to a lesser extent, invest in equity securities of foreign companies in developed markets, generally through American depositary receipts (“ADRs”), as well as in emerging markets.  The Fund may invest in companies of any size.  The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that the IBD® 50 Index constituents are concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Although market conditions and other factors may cause deviations, the portfolio manager typically aims to maintain a portfolio with the following attributes:

•           Fully invested diversified portfolio consisting of U.S.-listed, exchange-traded securities.

•           Long-only positions, no derivatives, no leverage.

The “IBD®” mark has been licensed to the Adviser by IBD® for use in connection with the Fund under certain circumstances.  The Adviser, in turn, has sublicensed to the Fund its rights to use the mark pursuant to a Sublicense Agreement.  The Fund is not sponsored, endorsed or sold by IBD®.  IBD® makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in the Fund involves risk.  There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments.  The Fund is subject to the principal risks described below, any of which may adversely affect the Fund’s net asset value, trading price, total return and ability to meet its investment objective:

Risk	Definition
Stock market risk
The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole.

Growth risk
The Fund invests in growth stocks.  These stocks may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Fund's share price.  Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and mid -capitalization company risk
The Fund may invest in micro-, small- or mid-capitalization companies.  Generally, these companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Industry risk	The risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.
Foreign securities risk
Investments in securities of foreign companies (particularly in emerging markets) can be more volatile than investments in U.S. companies.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Emerging markets risk
The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed foreign markets.  Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets.  Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk with custody of securities.

Concentration Risk
The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

Management Risk	The proprietary fundamental and technical ratings strategy published by the IBD® and used by the Fund’s portfolio manager may not produce the desired results.
Market Trading Risk
The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.

Premium/Discount Risk
As an ETF, Fund shares generally trade in the secondary market on the [Listing exchange] (”Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Fund shares on the Exchange, and you may receive less than NAV when you sell those Fund shares on the Exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations on [____________], 2015 and do not have a full calendar year of performance, no performance information is presented.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on [____________], 2015 and do not have a full calendar year of performance, no performance information is presented.
Innovator IBD(R) 50 Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%	[1]
(Less fees waived/expenses reimbursed)	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335

[1]	"Other expenses" are estimated because the Fund did not have an operating history prior to the date of this prospectus.
[2]	The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets from January [2], 2015 through January [2], 2016. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may only be terminated by agreement of the Adviser and the Fund.